Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Detail) (Pension Plans, Defined Benefit, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Pension Plans, Defined Benefit
Schedule of Pension and Other Retirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Current year actuarial loss (gain)	¥ (885)	¥ 3,350
Amortization of actuarial loss	(2,188)	(2,571)
Current year prior service cost	410	887
Amortization of prior service cost	(369)	(236)
Pension liability adjustments, Net unrealized losses, Pretax	¥ (3,032)	¥ 1,430